Accrued Expenses	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Accrued Expenses
6. ACCRUED EXPENSES
Accrued expenses consist of the following:

	December 31,
	2022	2021
	(in thousands)
Accrued compensation	$5,146	$8,562
Accrued sales taxes payable	192	372
Accrued professional services	813	1,742
Accrued materials	2,950	3,094
Accrued other	777	1,437
Accrued warranty	820	452

Accrued expenses	$10,698	$15,659

Accrued Compensation
Accrued compensation included estimated year-end employee bonuses and related employee costs of approximately $4.0 million and $5.4 million at December 31, 2022 and 2021, respectively.
Accrued Warranty
The Company provides a limited warranty generally for one year. Estimated warranty obligations are recorded as an expense upon customer acceptance of related products. Factors that affect the estimated warranty liability include number of products accepted, historical and anticipated rates of warranty claims, cost per claim, and vendor-supported warranty programs. The Company periodically assesses the adequacy of our recorded warranty liabilities and adjusts the amounts as necessary. The amount of liability recorded is equal to the estimated costs to repair or otherwise satisfy claims made by customers.
Changes in our product warranty consist of the following:

	December 31,
	2022	2021
	(in thousands)
Beginning balance	$452	$41
Accrual (reversal) for warranty expense	(427)	(58)
Warranty costs incurred during period	795	469

Ending balance	$820	$452